Correction of Errors in Previously Reported Consolidated Financial Statements - Schedule of Previously Reported Condensed Consolidated and Combined Balance Sheet (Details) - USD ($)	Mar. 31, 2026	Dec. 31, 2025	Mar. 31, 2025	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023
Schedule of Previously Reported Condensed Consolidated and Combined Balance Sheet [Line Items]
Preferred stock, value
Common stock, value	774	746		13,169	11,733	8,709	8,689
Additional paid-in capital	159,453,519	159,027,646		101,998,956	93,968,741	82,483,948	81,928,282
Stock subscription receivable	(2,919,674)	(2,841,427)		(2,545,586)	(2,476,160)	(80,241)	(80,241)
Accumulated Deficit	(164,803,207)	(163,372,539)		(122,368,539)	(110,290,958)	(100,573,062)	(122,487,488)
Total Stockholders’ Equity (Deficit)	$ (8,268,588)	$ (7,185,574)	$ (12,183,292)	(22,902,000)	(18,786,644)	(18,160,646)	(40,630,758)	$ 3,412,459
As Reported [Member]
Schedule of Previously Reported Condensed Consolidated and Combined Balance Sheet [Line Items]
Preferred stock, value
Common stock, value				13,169	11,733	8,709	8,689
Additional paid-in capital				93,045,581	85,617,896	79,610,239	79,158,563
Stock subscription receivable				(80,241)	(80,241)	(80,241)	(80,241)
Accumulated Deficit				(115,880,509)	(104,336,032)	(97,699,353)	(119,717,769)
Total Stockholders’ Equity (Deficit)				(22,902,000)	(18,786,644)	(18,160,646)	(40,630,758)	3,412,459
Adjustments [Member]
Schedule of Previously Reported Condensed Consolidated and Combined Balance Sheet [Line Items]
Preferred stock, value
Common stock, value
Additional paid-in capital				8,953,375	8,350,845	2,873,709	2,769,719
Stock subscription receivable				(2,465,345)	(2,395,919)
Accumulated Deficit				(6,488,030)	(5,954,926)	(2,873,709)	(2,769,719)
Total Stockholders’ Equity (Deficit)